PIMCO Balanced Allocation Portfolio

SUMMARY PROSPECTUS

April 30, 2019 (as supplemented December 11, 2019)

Share Class: Administrative	Summary Prospectus

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolio's shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You should contact the insurance company if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all portfolio companies available under your contract at the insurance company.

Before you invest, you may want to review the Portfolio's prospectus, which, as supplemented, contains more information about the Portfolio and its risks. You can find the Portfolio's prospectus and other information about the Portfolio online at www.pimco.com/pvit. You can also get this information at no cost by calling 1.800.927.4648 or by sending an email request to piprocess@dstsystems.com. The Portfolio's prospectus and Statement of Additional Information, both dated April 30, 2019, as supplemented, along with the financial statements included in the Portfolio's most recent annual report to shareholders dated December 31, 2018, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Portfolio seeks total return which exceeds that of its benchmark.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect variable contract fees and expenses.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Administrative Class
Management Fees	0.71%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses(1)	0.97%
Fee Waiver and/or Expense Reimbursement(2)	(0.02%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.95%

1 Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Portfolio, as set forth in the Financial Highlights table of the Portfolio's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

2 Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through May 1, 2020, to waive, first, the advisory fee and, second, to the extent necessary, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust indirectly incurred by the Portfolio in connection with its investments in series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, to the extent the Portfolio's advisory fee or advisory fee and supervisory and administrative fee, taken together, are greater than or equal to the Management Fees of the series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust in which the Portfolio invests. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

3 "Other Expenses" and Acquired Fund Fees and Expenses include interest expense of the Portfolio and of the series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust in which the Portfolio invests of 0.08% and 0.01%, respectively. Interest expense is borne by the Portfolio and the series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust in which the Portfolio invests separately from the management fees paid to PIMCO. Excluding interest expense of the Portfolio and of the series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust in which the Portfolio invests, Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.86% for Administrative Class shares.

Example. The Example is intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did.

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$97	$307	$534	$1,188

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Example table, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 435% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, in equity derivatives and other equity-related investments that provide equity-related exposure equivalent to 50-70% of its net assets (such portion of the Portfolio's Portfolio, the "Equity Sleeve") and the remainder of its net assets in a diversified portfolio of Fixed Income Instruments (such portion of the Portfolio's Portfolio, the "Fixed Income Sleeve"). "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of the Portfolio's Fixed Income Sleeve normally varies within 1 year (plus or minus) of the portfolio

PVIT | SUMMARY PROSPECTUS

PIMCO Balanced Allocation Portfolio

duration of the securities comprising the Bloomberg Barclays U.S. Aggregate Index, as calculated by PIMCO, which as of February 28, 2019 was 5.55 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Equity Sleeve seeks to provide returns that are correlated to the returns of the S&P 500 Index and MSCI Europe Australasia Far East ("EAFE") Net Dividend Index (USD Unhedged) in proportion to their relative weights in the Portfolio's benchmark. Within the Equity Sleeve, the Portfolio will invest under normal circumstances in S&P 500 Index derivatives and MSCI EAFE Net Dividend Index (USD Unhedged) derivatives, backed by a portfolio of short-term Fixed Income Instruments. Within the Equity Sleeve, the Portfolio will normally use equity derivatives instead of stocks to attempt to achieve the Portfolio's investment objective. However, the Portfolio may invest some or all of the net assets attributable to the Equity Sleeve in stocks. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets attributable to the Equity Sleeve may be invested in short-term Fixed Income Instruments.

The Fixed Income Sleeve seeks to provide returns that equal or exceed the returns of the Bloomberg Barclays U.S. Aggregate Index. Within the Fixed Income Sleeve, the Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. Within the Fixed Income Sleeve, the Portfolio may invest up to 15% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Within the Fixed Income Sleeve, the Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets. Within the Fixed Income Sleeve, the Portfolio may invest up to 5% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Portfolio also may invest in affiliated and unaffiliated exchange-traded funds and mutual funds.

The Portfolio may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Portfolio's prospectus or Statement of Additional Information. Within the Fixed Income Sleeve, the Portfolio may invest up to 10% of its total assets in preferred securities. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Principal Risks

It is possible to lose money on an investment in the Portfolio. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below.

New/Small Portfolio Risk: the risk that a new or smaller Portfolio's performance may not represent how the Portfolio is expected to or may perform in the long term. In addition, new Portfolios have limited operating histories for investors to evaluate and new and smaller Portfolios may not attract sufficient assets to achieve investment and trading efficiencies

Allocation Risk: the risk that a Portfolio could lose money as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be

2	SUMMARY PROSPECTUS | PVIT

Summary Prospectus

magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. The Portfolio's use of derivatives may result in losses to the Portfolio, a reduction in the Portfolio's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Portfolio's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Portfolio's ability to invest in derivatives, limit the Portfolio's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio's performance

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Portfolio. There is no guarantee that the investment objective of the Portfolio will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Portfolio

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Portfolio's prospectus for a more detailed description of the risks of investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of a broad-based securities market index. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance shown does not reflect any charges or expenses imposed by an insurance company and, if it did, performance shown would be lower. The bar chart and the table show performance of the Portfolio's Administrative Class shares. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

The Portfolio's broad-based securities market index is the 35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg Barclays U.S. Aggregate Index. The 35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg Barclays U.S. Aggregate Index is a blended index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. The MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The Bloomberg Barclays U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage

April 30, 2019 (as supplemented December 11, 2019) | SUMMARY PROSPECTUS	3

PIMCO Balanced Allocation Portfolio

pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Performance for the Portfolio is updated daily and monthly and may be obtained as follows: daily updates on the net asset value may be obtained by calling 1-888-87-PIMCO and monthly performance may be obtained at www.pimco.com/pvit.

  Calendar Year Total Returns — Administrative Class*

*For the periods shown in the bar chart, the highest quarterly return was 4.91% in the Q2 2014, and the lowest quarterly return was -7.59% in the Q4 2018.

Average Annual Total Returns (for periods ended 12/31/18)

	1 Year	5 Years	Since Inception (04/27/2012)
Administrative Class Return	-5.59%	2.92%	1.71%
35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	-4.84%	4.26%	6.09%

Investment Adviser/Portfolio Manager

PIMCO serves as the investment adviser for the Portfolio. The Portfolio's portfolio is jointly and primarily managed by Erin Browne, Emmanuel Sharef and Rahul Devgon. Ms. Browne is a Managing Director of PIMCO and a senior portfolio manager in the Asset Allocation team. Dr. Sharef is an Executive Vice President of PIMCO. Mr. Devgon is a Senior Vice President of PIMCO. Ms. Browne, Dr. Sharef and Mr. Devgon have jointly and primarily managed the Portfolio since December 2019.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio currently are sold to segregated asset accounts ("Separate Accounts") of insurance companies that fund variable annuity contracts and variable life insurance policies ("Variable Contracts"). Investors do not deal directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the Separate Account.

Tax Information

The shareholders of the Portfolio are the insurance companies offering the variable products. Please refer to the prospectus for the Separate Account and the Variable Contract for information regarding the federal income tax treatment of distributions to the Separate Account.

Payments to Insurance Companies and Other Financial Intermediaries

The Portfolio and/or its related companies (including PIMCO) may pay the insurance company and other intermediaries for the sale of the Portfolio and/or other services. These payments may create a conflict of interest by influencing the insurance company or intermediary and your salesperson to recommend a Variable Contract and the Portfolio over another investment. Ask your insurance company or salesperson or visit your financial intermediary's Web site for more information.

PVIT2055S_121119

PIMCO Balanced Allocation Portfolio

SUMMARY PROSPECTUS

April 30, 2019 (as supplemented December 11, 2019)

Share Class: Advisor	Summary Prospectus

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolio's shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You should contact the insurance company if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all portfolio companies available under your contract at the insurance company.

Before you invest, you may want to review the Portfolio's prospectus, which, as supplemented, contains more information about the Portfolio and its risks. You can find the Portfolio's prospectus and other information about the Portfolio online at www.pimco.com/pvit. You can also get this information at no cost by calling 1.800.927.4648 or by sending an email request to piprocess@dstsystems.com. The Portfolio's prospectus and Statement of Additional Information, both dated April 30, 2019, as supplemented, along with the financial statements included in the Portfolio's most recent annual report to shareholders dated December 31, 2018, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Portfolio seeks total return which exceeds that of its benchmark.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Advisor Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect variable contract fees and expenses.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Advisor Class
Management Fees	0.71%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses(1)	1.07%
Fee Waiver and/or Expense Reimbursement(2)	(0.02%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	1.05%

1 Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Portfolio, as set forth in the Financial Highlights table of the Portfolio's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

2 Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through May 1, 2020, to waive, first, the advisory fee and, second, to the extent necessary, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust indirectly incurred by the Portfolio in connection with its investments in series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, to the extent the Portfolio's advisory fee or advisory fee and supervisory and administrative fee, taken together, are greater than or equal to the Management Fees of the series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust in which the Portfolio invests. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

3 "Other Expenses" and Acquired Fund Fees and Expenses include interest expense of the Portfolio and of the series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust in which the Portfolio invests of 0.08% and 0.01%, respectively. Interest expense is borne by the Portfolio and the series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust in which the Portfolio invests separately from the management fees paid to PIMCO. Excluding interest expense of the Portfolio and of the series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust in which the Portfolio invests, Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.96% for Advisor Class shares.

Example. The Example is intended to help you compare the cost of investing in Advisor Class shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did.

	1 Year	3 Years	5 Years	10 Years
Advisor Class	$107	$338	$588	$1,304

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Example table, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 435% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, in equity derivatives and other equity-related investments that provide equity-related exposure equivalent to 50-70% of its net assets (such portion of the Portfolio's Portfolio, the "Equity Sleeve") and the remainder of its net assets in a diversified portfolio of Fixed Income Instruments (such portion of the Portfolio's Portfolio, the "Fixed Income Sleeve"). "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of the Portfolio's Fixed Income Sleeve normally varies within 1 year (plus or minus) of the portfolio

PVIT | SUMMARY PROSPECTUS

PIMCO Balanced Allocation Portfolio

duration of the securities comprising the Bloomberg Barclays U.S. Aggregate Index, as calculated by PIMCO, which as of February 28, 2019 was 5.55 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Equity Sleeve seeks to provide returns that are correlated to the returns of the S&P 500 Index and MSCI Europe Australasia Far East ("EAFE") Net Dividend Index (USD Unhedged) in proportion to their relative weights in the Portfolio's benchmark. Within the Equity Sleeve, the Portfolio will invest under normal circumstances in S&P 500 Index derivatives and MSCI EAFE Net Dividend Index (USD Unhedged) derivatives, backed by a portfolio of short-term Fixed Income Instruments. Within the Equity Sleeve, the Portfolio will normally use equity derivatives instead of stocks to attempt to achieve the Portfolio's investment objective. However, the Portfolio may invest some or all of the net assets attributable to the Equity Sleeve in stocks. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets attributable to the Equity Sleeve may be invested in short-term Fixed Income Instruments.

The Fixed Income Sleeve seeks to provide returns that equal or exceed the returns of the Bloomberg Barclays U.S. Aggregate Index. Within the Fixed Income Sleeve, the Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. Within the Fixed Income Sleeve, the Portfolio may invest up to 15% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Within the Fixed Income Sleeve, the Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 5% of its total assets. Within the Fixed Income Sleeve, the Portfolio may invest up to 5% of its total assets in securities and instruments that are economically tied to emerging market countries.

The Portfolio also may invest in affiliated and unaffiliated exchange-traded funds and mutual funds.

The Portfolio may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Portfolio's prospectus or Statement of Additional Information. Within the Fixed Income Sleeve, the Portfolio may invest up to 10% of its total assets in preferred securities. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Principal Risks

It is possible to lose money on an investment in the Portfolio. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below.

New/Small Portfolio Risk: the risk that a new or smaller Portfolio's performance may not represent how the Portfolio is expected to or may perform in the long term. In addition, new Portfolios have limited operating histories for investors to evaluate and new and smaller Portfolios may not attract sufficient assets to achieve investment and trading efficiencies

Allocation Risk: the risk that a Portfolio could lose money as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be

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Summary Prospectus

magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. The Portfolio's use of derivatives may result in losses to the Portfolio, a reduction in the Portfolio's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Portfolio's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Portfolio's ability to invest in derivatives, limit the Portfolio's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Portfolio's performance

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Portfolio. There is no guarantee that the investment objective of the Portfolio will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Portfolio

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Portfolio's prospectus for a more detailed description of the risks of investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of a broad-based securities market index. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance shown does not reflect any charges or expenses imposed by an insurance company and, if it did, performance shown would be lower. The bar chart and the table show performance of the Portfolio's Advisor Class shares. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

The Portfolio's broad-based securities market index is the 35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg Barclays U.S. Aggregate Index. The 35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg Barclays U.S. Aggregate Index is a blended index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. The MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The Bloomberg Barclays U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage

April 30, 2019 (as supplemented December 11, 2019) | SUMMARY PROSPECTUS	3

PIMCO Balanced Allocation Portfolio

pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Performance for the Portfolio is updated daily and monthly and may be obtained as follows: daily updates on the net asset value may be obtained by calling 1-888-87-PIMCO and monthly performance may be obtained at www.pimco.com/pvit.

Calendar Year Total Returns — Advisor Class*

*For the periods shown in the bar chart, the highest quarterly return was 4.90% in the Q2 2014, and the lowest quarterly return was -7.66% in the Q4 2018.

Average Annual Total Returns (for periods ended 12/31/18)

	1 Year	5 Years	Since Inception (04/30/2013)
Advisor Class Return	-5.68%	3.22%	1.21%
35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	-4.84%	4.26%	5.07%

Investment Adviser/Portfolio Manager

PIMCO serves as the investment adviser for the Portfolio. The Portfolio's portfolio is jointly and primarily managed by Erin Browne, Emmanuel Sharef and Rahul Devgon. Ms. Browne is a Managing Director of PIMCO and a senior portfolio manager in the Asset Allocation team. Dr. Sharef is an Executive Vice President of PIMCO. Mr. Devgon is a Senior Vice President of PIMCO. Ms. Browne, Dr. Sharef and Mr. Devgon have jointly and primarily managed the Portfolio since December 2019.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio currently are sold to segregated asset accounts ("Separate Accounts") of insurance companies that fund variable annuity contracts and variable life insurance policies ("Variable Contracts"). Investors do not deal directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the Separate Account.

Tax Information

The shareholders of the Portfolio are the insurance companies offering the variable products. Please refer to the prospectus for the Separate Account and the Variable Contract for information regarding the federal income tax treatment of distributions to the Separate Account.

Payments to Insurance Companies and Other Financial Intermediaries

The Portfolio and/or its related companies (including PIMCO) may pay the insurance company and other intermediaries for the sale of the Portfolio and/or other services. These payments may create a conflict of interest by influencing the insurance company or intermediary and your salesperson to recommend a Variable Contract and the Portfolio over another investment. Ask your insurance company or salesperson or visit your financial intermediary's Web site for more information.

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